American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 28, 2021

American Century Diversified Municipal Bond ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.0%
Alabama — 0.8%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	535,000	579,439
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	430,894
		1,010,333
Arizona — 7.4%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	182,181
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	585,000	680,420
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	194,642	221,615
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	200,000	223,640
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	216,194
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	489,502
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	274,828
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	515,000	543,017
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	186,462
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	61,684
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/27	75,000	89,534
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	91,008
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	235,414
Phoenix GO, 5.00%, 7/1/21	525,000	527,083
Phoenix Civic Improvement Corp. Rev., (Phoenix Water System Rev.), 4.00%, 7/1/40(2)	1,000,000	1,232,219
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	135,000	170,442
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	312,156
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	937,021
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	120,000	169,162
State of Arizona COP, 5.00%, 9/1/25	760,000	905,444
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	90,000	90,040
University of Arizona Rev., 5.00%, 6/1/32	1,000,000	1,206,436
		9,045,502
California — 13.1%
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	676,627
Bay Area Toll Authority Rev., 4.00%, 4/1/29	230,000	271,561
Bay Area Toll Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.45%), 4/1/56	250,000	250,424
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	575,137
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	100,000	17,033
California Housing Finance Rev., 4.00%, 3/20/33	391,345	462,317
California Housing Finance Rev., 4.25%, 1/15/35	487,410	591,323
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.38%, (MUNIPSA plus 0.35%), 8/1/47	250,000	250,055
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	58,452
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	129,648
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	203,383
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)(2)	200,000	201,642
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	217,612
California Statewide Communities Development Authority (Special Tax, Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	279,074
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	283,170
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(1)	200,000	200,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	287,039

California Statewide Communities Development Authority Special Assessment, (Contra County Costa Assessment District No. 14-01), 4.00%, 9/2/21	330,000	332,617
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	314,390
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	300,000	326,538
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	515,000	610,603
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	586,936
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	164,490
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	40,000	43,700
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	345,000	351,494
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	103,563
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	110,000	113,919
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	103,911
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	465,000	547,734
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	260,258
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	652,109
Metropolitan Water District of Southern California Rev., VRN, 0.30%, (MUNIPSA plus 0.14%), 7/1/37	200,000	200,050
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	116,647
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22(4)	600,000	621,491
Orange County Airport Rev., 5.00%, 7/1/24	130,000	148,841
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	472,622
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	250,000	284,023
Palomar Health GO, 5.00%, 8/1/27	545,000	648,674
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	367,911
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(4)	300,000	310,755
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	250,000	312,484
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	725,130
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	125,000	169,985
State of California GO, 5.25%, 8/1/32 (AGM)	525,000	740,950
State of California GO, 5.00%, 8/1/34	245,000	298,556
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	319,347
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 14-1), 5.00%, 9/1/29	150,000	174,023
Woodside Fire Protection District COP, 4.00%, 5/1/41	445,000	525,432
		15,903,680
Colorado — 3.2%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	573,979
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	579,220
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	105,480
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	275,000	327,294
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	249,864
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	110,030
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	323,566
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	604,310
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	102,415
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	110,000	117,595
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	259,121
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	563,289
		3,916,163
Connecticut — 3.0%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	460,260
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	645,000	770,522
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.00%, 7/1/49	1,000,000	1,012,768

State of Connecticut GO, 5.00%, 11/15/31	365,000	433,530
State of Connecticut GO, 5.00%, 4/15/34	750,000	959,614
		3,636,694
District of Columbia — 0.5%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	530,000	653,931
Florida — 4.9%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	417,984
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	371,687
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	964,008
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	289,560
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/22(2)	115,000	116,965
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23(2)	115,000	118,750
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24(2)	105,000	112,697
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	119,915
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	121,350
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	221,987
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	614,441
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	663,209
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	135,000	159,438
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	388,989
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	172,575
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	449,879
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	250,000	250,018
State of Florida GO, 5.00%, 6/1/21	445,000	445,000
		5,998,452
Georgia — 0.9%
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	531,608
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	580,071
		1,111,679
Guam — 0.5%
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/27	450,000	553,054
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	283,416
Illinois — 8.1%
Chicago GO, 5.00%, 1/1/26	265,000	310,600
Chicago GO, 5.00%, 1/1/40	380,000	380,739
Chicago GO, 5.50%, 1/1/49	100,000	121,739
Chicago Board of Education GO, 5.00%, 12/1/21	400,000	409,216
Chicago Board of Education GO, 5.00%, 12/1/22	200,000	212,594
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	336,832
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	63,189
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR NATL-RE)	100,000	124,540
Cook County GO, 5.00%, 11/15/22	500,000	535,158
Illinois Finance Authority Rev., 5.00%, 11/1/49	200,000	224,846
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), VRN, 5.00%, 8/15/53	525,000	707,101
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.73%, (MUNIPSA plus 0.70%), 5/1/42	250,000	250,095
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	955,000	1,247,663
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	394,800
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	384,322
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	236,878
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	525,000	650,285

Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)(2)	325,000	407,240
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	292,672
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	104,683
State of Illinois GO, 5.00%, 11/1/21	440,000	448,602
State of Illinois GO, 5.00%, 10/1/25	160,000	188,972
State of Illinois GO, 5.00%, 11/1/29	280,000	338,568
State of Illinois GO, 5.00%, 10/1/30	600,000	737,744
State of Illinois GO, 5.00%, 10/1/33	200,000	243,653
State of Illinois GO, 5.50%, 5/1/39	40,000	51,355
State of Illinois GO, 5.75%, 5/1/45	100,000	129,153
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	305,825
		9,839,064
Indiana — 0.1%
Indiana Finance Authority Rev., (United States Steel Corp.), 4.125%, 12/1/26	130,000	142,186
Iowa — 0.6%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	55,000	56,113
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	460,479
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	180,000	209,812
		726,404
Kansas — 0.3%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/29	340,000	403,155
Kentucky — 1.7%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	448,912
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	310,785
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	117,258
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	328,524
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	489,822
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	281,188
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	75,000	84,551
		2,061,040
Louisiana — 0.9%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	121,961
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	107,133
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	302,858
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	51,124
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	500,000	516,642
		1,099,718
Maryland — 1.5%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	216,832
Brunswick Special Tax, 5.00%, 7/1/36	100,000	120,301
State of Maryland GO, 4.00%, 8/1/26	750,000	882,635
State of Maryland GO, 5.00%, 8/1/27	275,000	347,151
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	237,519
		1,804,438
Massachusetts — 3.9%
Massachusetts GO, 5.00%, 5/1/25	260,000	306,627
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/41	865,000	1,107,536
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	350,000	464,467
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/21(1)	130,000	130,588
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	119,858
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	108,111
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	150,000	164,731

Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/23	100,000	109,271
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	300,000	352,069
Massachusetts Port Authority Rev., 5.00%, 7/1/41	500,000	648,561
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	585,384
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	500,000	600,196
		4,697,399
Michigan — 2.8%
Detroit GO, 5.00%, 4/1/25	50,000	56,813
Detroit GO, 5.00%, 4/1/36	550,000	679,080
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	382,678
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	750,000	799,234
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	55,000	55,143
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	200,000	212,446
Michigan State Building Authority Rev., 5.00%, 4/15/26	1,000,000	1,215,039
		3,400,433
Nebraska — 0.2%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	216,004
Nevada — 1.7%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	420,000	421,645
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	281,078
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	228,189
Sparks Rev., 2.50%, 6/15/24(1)	140,000	141,851
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	255,000	309,106
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	360,000	423,670
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	220,899
		2,026,438
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	294,663	355,434
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	585,285
		940,719
New Jersey — 2.9%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	319,096
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	461,681
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	165,000	178,310
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	476,415
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	438,421
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	187,615
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	184,280
South Jersey Port Corp. Rev., 3.00%, 1/1/22	100,000	101,645
State of New Jersey GO, 4.00%, 6/1/31	435,000	545,638
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	158,290
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	75,000	94,279
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	329,198
		3,474,868
New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	100,084
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	584,636
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	201,146
		885,866
New York — 10.9%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 5.25%, 11/1/25	130,000	154,852
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	100,000	101,849
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	350,000	377,099
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	980,353
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	131,828

Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	671,124
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	317,326
Metropolitan Transportation Authority Rev., VRN, 0.81%, 11/1/32 (AGM)	250,000	249,987
New York City GO, 5.00%, 8/1/23	365,000	402,868
New York City GO, 5.00%, 8/1/27	320,000	402,195
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	500,000	616,467
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	250,000	315,521
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	379,259
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	100,000	129,989
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/23	100,000	102,034
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	500,000	659,311
New York City Water & Sewer System Rev., 5.00%, 6/15/25	550,000	616,860
New York City Water & Sewer System Rev., 5.00%, 6/15/39	565,000	661,658
New York City Water & Sewer System Rev., 5.00%, 6/15/49	375,000	477,062
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	264,567
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	599,764
New York State Thruway Authority Rev., 5.00%, 1/1/27	405,000	452,922
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	1,058,227
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	400,000	519,808
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	574,772
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/24	100,000	115,484
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/25	100,000	119,286
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	170,000	201,962
Suffolk County GO, 2.00%, 7/22/21	600,000	601,511
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	545,000	615,766
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	230,000	291,701
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	116,879
		13,280,291
North Carolina — 4.3%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	300,000	348,525
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	500,000	602,057
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	50,263
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	640,000	718,363
State of North Carolina GO, 5.00%, 6/1/25	470,000	556,472
State of North Carolina GO, 5.00%, 6/1/27	1,000,000	1,257,426
State of North Carolina Rev., 5.00%, 5/1/25	305,000	359,437
State of North Carolina Rev., 5.00%, 3/1/34	320,000	406,894
Wake County Rev., 5.00%, 3/1/26	750,000	907,794
		5,207,231
Ohio — 3.0%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/29	355,000	467,185
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	347,303
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	495,000	573,823
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	537,040
Columbus Sewerage Rev., 5.00%, 6/1/29	250,000	303,731
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	419,792
Miami University/Oxford Rev., 5.00%, 9/1/36(2)	225,000	303,648
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	151,741
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	114,008
State of Ohio GO, 5.00%, 6/15/41	275,000	367,777
		3,586,048
Oregon — 1.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	276,697
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	109,940

Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	35,000	40,599
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	50,000	59,838
State of Oregon GO, 5.00%, 5/1/26	395,000	481,042
State of Oregon GO, 5.00%, 5/1/30	525,000	704,643
		1,672,759
Pennsylvania — 2.5%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	165,698
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	302,291
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	275,000	322,007
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	15,000	18,216
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	150,000	183,096
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	100,000	122,396
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	225,000	269,039
Pennsylvania GO, 5.00%, 7/15/29	845,000	1,110,785
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	290,000	367,988
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	190,000	226,833
		3,088,349
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	112,795
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	589,323
		702,118
Tennessee — 0.6%
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	100,000	114,038
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	258,958
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	280,000	317,284
		690,280
Texas — 8.3%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	508,926
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	701,736
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	522,308
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	115,000	130,329
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(4)	600,000	646,420
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	600,000	712,152
Clear Creek Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	750,000	906,492
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	58,097
Corpus Christi Utility System Rev., 5.00%, 7/15/33	400,000	528,971
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	255,000	332,235
Houston GO, 5.00%, 3/1/29	340,000	442,321
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	240,000	297,617
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	565,000	632,786
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	215,000	247,141
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)(2)	250,000	309,320
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	304,277
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	250,000	296,725
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	825,000	873,683
Texas Water Development Board Rev., 4.00%, 8/1/34	280,000	347,375
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	280,000	369,339
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	100,000	131,708
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	250,000	264,753
University of Texas System Rev., 5.00%, 8/15/30	410,000	552,430
		10,117,141

Utah — 0.6%
State of Utah GO, 5.00%, 7/1/28	515,000	665,228
Virginia — 0.7%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	525,000	552,556
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	219,156
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	85,000	96,614
		868,326
Washington — 4.0%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	240,000	320,025
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	650,000	868,977
Port of Seattle Rev., 5.00%, 4/1/36	540,000	673,872
State of Washington GO, 5.00%, 6/1/36	850,000	1,119,384
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	359,834
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/23	500,000	533,073
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	690,197
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	306,716
		4,872,078
Wisconsin — 1.4%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	121,534
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	317,617
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	82,895
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	172,277
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	728,365
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	91,195
Wisconsin Health & Educational Facilities Authority Rev., (Chiara Communities, Inc.), 5.00%, 7/1/43	200,000	217,921
		1,731,804
TOTAL MUNICIPAL SECURITIES (Cost $116,233,708)		120,312,289
TEMPORARY CASH INVESTMENTS — 2.2%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $2,642,271)	2,642,027	2,642,027
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $118,875,979)		122,954,316
OTHER ASSETS AND LIABILITIES — (1.2)%		(1,408,606)
TOTAL NET ASSETS — 100.0%		$121,545,710

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
MUNIPSA	-	SIFMA Municipal Swap Index
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,890,073, which represented 5.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	120,312,289	—
Temporary Cash Investments	2,642,027	—	—
	2,642,027	120,312,289	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.